Right to Use Assets and Lease Liabilities – Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block [Abstract]
Impairment, Lessor Asset under Operating Lease		$ 500,000
Legal settlements	$ 2,666,675	$ 2,219,886
Gain (Loss) on Termination of Lease	$ 869,690